Financial instruments - Bank Borrowings, Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Notional amount	$ 50,707	$ 345,949
Borrowing costs	(3,708)	(2,360)
Bank borrowings
Financial instruments [Line Items]
Notional amount	1,130,000	130,000
Current amounts	1,164,262	130,989
Borrowing costs	0	(149)
Total	1,164,262	130,840
Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	15,000	60,000
Current amounts	15,569	60,596
Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	1,115,000	70,000
Current amounts	$ 1,148,693	$ 70,393
Bank of Nova Scotia
Financial instruments [Line Items]
Effective rate	5.88%
Nominal rate	6.64%
Bank of Nova Scotia | Bank borrowings
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	406
Borrowing costs	0
Total	$ 406
Bank of Nova Scotia | Bank borrowings | June 21, 2024
Financial instruments [Line Items]
Effective rate	5.88%
Nominal rate	6.64%
Bank of Nova Scotia | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Bank of Nova Scotia | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0
Current amounts	$ 406
Banco Santander/Kexim
Financial instruments [Line Items]
Effective rate	5.49%
Nominal rate	6.36%
Banco Santander/Kexim | Bank borrowings
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	177
Borrowing costs	0
Total	$ 177
Banco Santander/Kexim | Bank borrowings | June 21, 2024
Financial instruments [Line Items]
Effective rate	4.49%
Nominal rate	6.36%
Banco Santander/Kexim | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco Santander/Kexim | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0
Current amounts	$ 177
JP Morgan | Bank borrowings | May 28, 2024
Financial instruments [Line Items]
Effective rate	6.69%
Nominal rate	6.69%
Banco Santander 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount	$ 120,000
Current amounts	124,383
Borrowing costs	0
Total	$ 124,383
Banco Santander 1 | Bank borrowings | May 17, 2024
Financial instruments [Line Items]
Effective rate	5.95%
Nominal rate	5.95%
Banco Santander 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco Santander 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	120,000
Current amounts	124,383
Banco Santander 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount	200,000
Current amounts	204,625
Borrowing costs	0
Total	$ 204,625
Banco Santander 2 | Bank borrowings | August 26, 2024
Financial instruments [Line Items]
Effective rate	6.88%
Nominal rate	6.88%
Banco Santander 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco Santander 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	200,000
Current amounts	204,625
Scotiabank Chile 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount	25,000
Current amounts	25,898
Borrowing costs	0
Total	$ 25,898
Scotiabank Chile 1 | Bank borrowings | May 30, 2024
Financial instruments [Line Items]
Effective rate	6.19%
Nominal rate	6.19%
Scotiabank Chile 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Scotiabank Chile 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	25,000
Current amounts	25,898
Banco Estado 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount	15,000
Current amounts	15,569
Borrowing costs	0
Total	$ 15,569
Banco Estado 1 | Bank borrowings | February 20, 2024
Financial instruments [Line Items]
Effective rate	6.18%
Nominal rate	6.18%
Banco Estado 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 15,000
Current amounts	15,569
Banco Estado 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	0
Current amounts	0
Banco Estado 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount	20,000
Current amounts	20,695
Borrowing costs	0
Total	$ 20,695
Banco Estado 2 | Bank borrowings | June 10, 2024
Financial instruments [Line Items]
Effective rate	6.19%
Nominal rate	6.19%
Banco Estado 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco Estado 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	20,000
Current amounts	20,695
BCI 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount	100,000
Current amounts	104,176
Borrowing costs	0
Total	$ 104,176
BCI 1 | Bank borrowings | April 18, 2024
Financial instruments [Line Items]
Effective rate	6.01%
Nominal rate	6.01%
BCI 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
BCI 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	100,000
Current amounts	104,176
BCI 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount	100,000
Current amounts	101,238
Borrowing costs	0
Total	$ 101,238
BCI 2 | Bank borrowings | October 17, 2024
Financial instruments [Line Items]
Effective rate	5.84%
Nominal rate	6.46%
BCI 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
BCI 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	100,000
Current amounts	101,238
BCI 3 | Bank borrowings
Financial instruments [Line Items]
Notional amount	50,000
Current amounts	51,825
Borrowing costs	0
Total	$ 51,825
BCI 3 | Bank borrowings | May 24, 2024
Financial instruments [Line Items]
Effective rate	6.17%
Nominal rate	6.17%
BCI 3 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
BCI 3 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	50,000
Current amounts	51,825
Banco Itau 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount	10,000
Current amounts	10,309
Borrowing costs	0
Total	$ 10,309
Banco Itau 1 | Bank borrowings | July 5, 2024
Financial instruments [Line Items]
Effective rate	6.50%
Nominal rate	6.50%
Banco Itau 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco Itau 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	10,000
Current amounts	10,309
Banco de Chile 1 | Bank borrowings
Financial instruments [Line Items]
Notional amount	30,000
Current amounts	31,077
Borrowing costs	0
Total	$ 31,077
Banco de Chile 1 | Bank borrowings | May 16, 2024
Financial instruments [Line Items]
Effective rate	5.85%
Nominal rate	5.85%
Banco de Chile 1 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco de Chile 1 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	30,000
Current amounts	31,077
Banco Itau 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount	20,000
Current amounts	20,618
Borrowing costs	0
Total	$ 20,618
Banco Itau 2 | Bank borrowings | July 5, 2024
Financial instruments [Line Items]
Effective rate	6.50%
Nominal rate	6.50%
Banco Itau 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco Itau 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	20,000
Current amounts	20,618
Banco Itau 3 | Bank borrowings
Financial instruments [Line Items]
Notional amount	10,000
Current amounts	10,311
Borrowing costs	0
Total	$ 10,311
Banco Itau 3 | Bank borrowings | July 5, 2024
Financial instruments [Line Items]
Effective rate	6.50%
Nominal rate	6.50%
Banco Itau 3 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco Itau 3 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	10,000
Current amounts	10,311
Banco Itau 4 | Bank borrowings
Financial instruments [Line Items]
Notional amount	20,000
Current amounts	20,618
Borrowing costs	0
Total	$ 20,618
Banco Itau 4 | Bank borrowings | July 5, 2024
Financial instruments [Line Items]
Effective rate	6.50%
Nominal rate	6.50%
Banco Itau 4 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco Itau 4 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	20,000
Current amounts	20,618
Scotiabank Chile 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount	50,000
Current amounts	51,864
Borrowing costs	0
Total	$ 51,864
Scotiabank Chile 2 | Bank borrowings | May 17, 2024
Financial instruments [Line Items]
Effective rate	6.07%
Nominal rate	6.07%
Scotiabank Chile 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Scotiabank Chile 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	50,000
Current amounts	51,864
Scotiabank Chile 3 | Bank borrowings
Financial instruments [Line Items]
Notional amount	50,000
Current amounts	51,797
Borrowing costs	0
Total	$ 51,797
Scotiabank Chile 3 | Bank borrowings | May 30, 2024
Financial instruments [Line Items]
Effective rate	6.19%
Nominal rate	6.19%
Scotiabank Chile 3 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Scotiabank Chile 3 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	50,000
Current amounts	51,797
Banco Estado 3 | Bank borrowings
Financial instruments [Line Items]
Notional amount	70,000
Current amounts	71,913
Borrowing costs	0
Total	$ 71,913
Banco Estado 3 | Bank borrowings | July 18, 2024
Financial instruments [Line Items]
Effective rate	5.92%
Nominal rate	6.15%
Banco Estado 3 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco Estado 3 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	70,000
Current amounts	71,913
Banco Estado 4 | Bank borrowings
Financial instruments [Line Items]
Notional amount	80,000
Current amounts	82,779
Borrowing costs	0
Total	$ 82,779
Banco Estado 4 | Bank borrowings | June 10, 2024
Financial instruments [Line Items]
Effective rate	6.19%
Nominal rate	6.19%
Banco Estado 4 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco Estado 4 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	80,000
Current amounts	82,779
Banco de Chile 2 | Bank borrowings
Financial instruments [Line Items]
Notional amount	40,000
Current amounts	41,436
Borrowing costs	0
Total	$ 41,436
Banco de Chile 2 | Bank borrowings | May 16, 2024
Financial instruments [Line Items]
Effective rate	5.85%
Nominal rate	5.85%
Banco de Chile 2 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco de Chile 2 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	40,000
Current amounts	41,436
Banco de Chile 3 | Bank borrowings
Financial instruments [Line Items]
Notional amount	70,000
Current amounts	72,260
Borrowing costs	0
Total	$ 72,260
Banco de Chile 3 | Bank borrowings | June 21, 2024
Financial instruments [Line Items]
Effective rate	6.25%
Nominal rate	6.25%
Banco de Chile 3 | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	$ 0
Current amounts	0
Banco de Chile 3 | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	70,000
Current amounts	72,260
Scotiabank Cayman
Financial instruments [Line Items]
Effective rate		2.33%
Nominal rate		3.19%
Scotiabank Cayman | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 70,000
Current amounts		70,393
Borrowing costs		(149)
Total		$ 70,244
Scotiabank Cayman | Bank borrowings | May 30, 2023
Financial instruments [Line Items]
Effective rate		0.97%
Nominal rate		5.22%
Scotiabank Cayman | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		$ 0
Current amounts		0
Scotiabank Cayman | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		70,000
Current amounts		70,393
Banco Itau | Bank borrowings
Financial instruments [Line Items]
Notional amount		20,000
Current amounts		20,062
Borrowing costs		0
Total		$ 20,062
Banco Itau | Bank borrowings | January 5, 2023
Financial instruments [Line Items]
Effective rate		4.50%
Nominal rate		4.50%
Banco Itau | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		$ 20,000
Current amounts		20,062
Banco Itau | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		0
Current amounts		0
Banco Estado | Bank borrowings
Financial instruments [Line Items]
Notional amount		40,000
Current amounts		40,128
Borrowing costs		0
Total		$ 40,128
Banco Estado | Bank borrowings | January 5, 2023
Financial instruments [Line Items]
Effective rate		4.59%
Nominal rate		4.59%
Banco Estado | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		$ 40,000
Current amounts		40,128
Banco Estado | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		0
Current amounts		$ 0
Banco JP Morgan | Bank borrowings
Financial instruments [Line Items]
Notional amount	50,000
Current amounts	50,288
Borrowing costs	0
Total	50,288
Banco JP Morgan | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount	0
Current amounts	0
Banco JP Morgan | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount	50,000
Current amounts	$ 50,288
Scotiabank
Financial instruments [Line Items]
Effective rate		5.10%
Nominal rate		6.08%
Scotiabank | Bank borrowings
Financial instruments [Line Items]
Notional amount		$ 0
Current amounts		406
Borrowing costs		0
Total		406
Scotiabank | Bank borrowings | Up to 90 days
Financial instruments [Line Items]
Notional amount		0
Current amounts		406
Scotiabank | Bank borrowings | 90 days to 1 year
Financial instruments [Line Items]
Notional amount		0
Current amounts		$ 0